SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Subsequent Events [Text Block]

NOTE 15 — SUBSEQUENT EVENT

The Company’s management reviewed material events through November 11, 2011.

In October the Company opened sales offices in France and Germany. The Company has not yet entered into operating leases for office facilities for any of the countries at the date of filing.

NOTE 14 — SUBSEQUENT EVENT

The Company’s management has reviewed all material events through the date of this report.

Extraordinary Event — On July 19, 2011, the building housing CoMeTas AS Corporate office and Production facility suffered damages resulting from a fire in the roof structure and portions of the corporate offices. The Production facility suffered some water damages. The Company is in the process of assessing the damages to the facility and underlying equipment. The Company has located a new facility and has commenced moving their operations. CoMeTas AS maintains two insurance policies on CoMeTas AS, a 15,500,000DKK (Approx $2,750,000 USD) policy for casualty losses and a 10,000,000 DKK (Approx $1,800,000 USD) policy for business interruptions. Management has not assessed the overall damages but estimates that insurance will cover any losses to the underlying assets and business interruptions.

Line of Credit — During 2011, LiqTech NA entered into a $300,000 credit agreement to purchase water testing equipment. The equipment will be leased to customers to test the Company’s water filters in the United States and Canada.

Treasury Stock — On April 19, 2011, the Company received 400 common shares (15% of the Outstanding Common Shares) of CoMeTas AS upon the departure of the Chief Executive Officer.

During 2011, the Company committed to purchase an additional furnace to increase their production capacity for $300,000 plus installation cost of $200,000.

During 2011, the Company purchased a 15% interest in a Danish company starting to produce bio-fuels and fertilizers out of manure for $100,000.

The Company sold its remaining interest in an investment for $5,000 resulting in a $5,000 gain on sales.

Note 10 — Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and concluded there are no events to disclose.